UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08217

Name of Fund: BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniHoldings New York Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 132.0%
Corporate - 10.6%	New York City, New York, City IDA, IDR (Japan Airlines Company), AMT,
	6%, 11/01/15 (a)	$ 9,640	$ 9,653,496
	New York City, New York, City IDA, Special Facility Revenue Refunding
	Bonds (Terminal One Group Association Project), AMT,
	5.50%, 1/01/24	1,500	1,386,495
	New York State Energy Research and Development Authority,
	Gas Facilities Revenue Refunding Bonds (Brooklyn Union Gas
	Company/Keyspan), AMT, Series A, 4.70%, 2/01/24 (b)	9,340	8,563,659
	New York State Energy Research and Development Authority,
	PCR, Refunding (Central Hudson Gas and Electric), Series A,
	5.45%, 8/01/27 (c)	6,000	6,069,420
	Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT,
	5.25%, 6/01/27	4,355	3,824,126
	Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue
	Refunding Bonds (Ogden Martin System Huntington Project), AMT,
	6%, 10/01/10 (c)	4,660	4,837,220
	Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue
	Refunding Bonds (Ogden Martin System Huntington Project), AMT,
	6.15%, 10/01/11 (c)	5,000	5,268,750
	Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue
	Refunding Bonds (Ogden Martin System Huntington Project), AMT,
	6.25%, 10/01/12 (c)	3,530	3,743,989
			43,347,155
County/City/Special	Buffalo, New York, GO, Series D, 6%, 12/01/09 (a)(d)	2,000	2,076,880
District/School	Erie County, New York, Public Improvement, GO, Series A,
District - 42.1%	5.75%, 10/01/13 (b)(e)	1,025	1,044,598
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
	Series A, 4.50%, 2/15/47 (e)	13,750	11,060,775
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
	Series A, 5%, 2/15/47 (b)	10,250	8,685,850
	Nassau Health Care Corporation, New York, Health System Revenue
	Bonds, 5.75%, 8/01/09 (a)(d)	4,210	4,331,879
	New York City, New York, City Health and Hospital Corporation, Health
	System Revenue Refunding Bonds, Series A, 5.25%,
	2/15/17 (e)	2,000	2,016,600
	New York City, New York, City IDA, PILOT Revenue Bonds (Queens
	Baseball Stadium Project), 5%, 1/01/31 (c)	4,000	3,441,280
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
CABS	Capital Appreciation Bonds	M/F	Multi-Family
DRIVERS	Derivative Inverse Tax-Exempt Receipts	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	PILOT	Payment in Lieu of Taxes
HFA	Housing Finance Authority	VRDN	Variable Rate Demand Notes
IDA	Industrial Development Authority

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New York City, New York, City IDA, PILOT Revenue Bonds (Queens
Baseball Stadium Project), 5%, 1/01/36 (c)	$ 12,740	$ 10,572,926
New York City, New York, City IDA, PILOT Revenue Bonds (Queens
Baseball Stadium Project), 5%, 1/01/39 (c)	4,000	3,278,560
New York City, New York, City IDA, PILOT Revenue Bonds (Queens
Baseball Stadium Project), 6.375%, 1/01/39 (f)	800	877,256
New York City, New York, City IDA, PILOT Revenue Bonds (Queens
Baseball Stadium Project), 5%, 1/01/46 (c)	7,800	6,190,782
New York City, New York, City IDA, PILOT Revenue Bonds (Yankee
Stadium Project), 5%, 3/01/36 (e)	3,950	3,302,911
New York City, New York, City IDA, PILOT Revenue Bonds (Yankee
Stadium Project), 5%, 3/01/46 (b)	10,500	8,329,650
New York City, New York, City Transitional Finance Authority, Building
Aid Revenue Bonds, Series S-1, 5.50%, 7/15/38 (f)	4,000	4,074,440
New York City, New York, City Transitional Finance Authority, Building
Aid Revenue Bonds, Series S-2, 4.25%, 1/15/34 (b)(e)	4,830	4,099,028
New York City, New York, City Transitional Finance Authority, Building
Aid Revenue Bonds, Series S-2, 5%, 1/15/37 (a)(b)	3,750	3,667,350
New York City, New York, City Transitional Finance Authority, Building
Aid Revenue Bonds, Series S-4, 5.50%, 1/15/39 (f)	1,250	1,287,587
New York City, New York, City Transitional Finance Authority, Building
Aid Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	1,760	1,521,203
New York City, New York, City Transitional Finance Authority, Future
Tax Secured Revenue Bonds, Series B, 5.50%, 2/01/12 (e)	1,145	1,225,322
New York City, New York, City Transitional Finance Authority, Future
Tax Secured Revenue Bonds, Series B, 5.50%, 2/01/13 (e)	805	860,698
New York City, New York, City Transitional Finance Authority, Future
Tax Secured Revenue Bonds, Series B, 6.25%, 11/15/18 (b)	6,405	6,825,040
New York City, New York, City Transitional Finance Authority, Future
Tax Secured Revenue Bonds, Series C, 5%, 2/01/33 (b)	10,000	10,053,100
New York City, New York, City Transitional Finance Authority, Future
Tax Secured Revenue Bonds, Series E, 5.25%, 2/01/22 (e)	2,500	2,620,050
New York City, New York, City Transitional Finance Authority, Future
Tax Secured, Revenue Refunding Bonds, Series A, 5%, 11/15/26 (b)	1,000	1,018,090
New York City, New York, GO, Refunding, Series A, 6.25%,
5/15/26 (a)	3,700	3,906,645
New York City, New York, GO, Series B, 5.75%, 8/01/13 (e)	2,280	2,410,462
New York City, New York, GO, Sub-Series C-3, 5.75%, 8/15/28 (f)	10,000	10,834,700
New York City, New York, GO, Sub-Series J-1, 4.50%, 5/15/30	1,500	1,408,440
New York City, New York, Sales Tax Asset Receivable Corporation
Revenue Bonds, DRIVERS, Series 1438Z, 7.67%, 6/03/09 (c)(g)	1,250	1,351,325
New York City, New York, Sales Tax Asset Receivable Corporation
Revenue Bonds, Series A, 5%, 10/15/32 (c)	14,175	14,462,044
New York Convention Center Development Corporation, New York,
Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/30 (c)	2,100	1,971,144
New York Convention Center Development Corporation, New York,
Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/35 (c)	21,000	19,136,670

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York Convention Center Development Corporation, New York,
	Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/44 (c)	$ 2,055	$1,820,278
	Oneida-Herkimer, New York, Solid Waste Management Authority, Solid
	Waste Revenue Refunding Bonds, 5.50%, 4/01/13 (a)	1,800	2,008,674
	Syracuse, New York, IDA, PILOT Revenue Bonds (Carousel Center
	Project), AMT, Series A, 5%, 1/01/36 (h)	10,000	8,048,800
	Yonkers, New York, GO, Series A, 5.75%, 10/01/10 (b)(d)	1,795	1,934,364
			171,755,401
Education - 11.3%	Albany, New York, IDA, Civic Facility Revenue Bonds (The University
	Heights Association-Albany Law School), Series A, 6.75%,
	12/01/09 (d)(i)	3,375	3,516,986
	Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate
	University Project), Series A, 5%, 7/01/30 (c)	4,000	4,052,160
	New York City, New York, City IDA, Civic Facility Revenue Refunding
	Bonds (Nightingale-Bamford School), 5.25%, 1/15/17 (c)	1,200	1,273,692
	New York City, New York, City IDA, Civic Facility Revenue Refunding
	Bonds (Polytechnic University), 5.25%, 11/01/37 (j)	2,160	1,718,474
	New York City, New York, City Transitional Finance Authority, Building
	Aid Revenue Bonds, Series S-4, 5.50%, 1/15/33 (f)	3,000	3,012,270
	New York City, New York, Trust for Cultural Resources, Revenue
	Refunding Bonds (American Museum of Natural History), Series A,
	5%, 7/01/36 (e)	3,800	3,771,956
	New York State Dormitory Authority, Non-State Supported Debt,
	Revenue Refunding Bonds (Mount Sinai School of Medicine of New York
	University), 5%, 7/01/35 (e)	2,100	2,031,561
	New York State Dormitory Authority Revenue Bonds (853 Schools
	Program), Issue 2, Series E, 5.75%, 7/01/19 (c)	1,340	1,357,273
	New York State Dormitory Authority Revenue Bonds (New York
	University), Series I, 5.50%, 7/01/40 (c)	3,500	3,929,170
	New York State Dormitory Authority Revenue Bonds (Pace University),
	6%, 7/01/10 (d)(e)	5,345	5,713,324
	Schenectady, New York, IDA, Civic Facility Revenue Bonds (Union
	College Project), Series A, 5.45%, 12/01/09 (c)(d)	5,000	5,228,250
	Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds
	(Union College Project), Series A, 5.625%, 7/01/11 (c)(d)	3,000	3,346,200
	Westchester County, New York, IDA, Civic Facility Revenue
	Bonds (Purchase College Foundation Housing Project), Series A,
	5.75%, 12/01/31 (c)	7,000	7,035,770
			45,987,086
Health - 7.7%	New York City, New York, City IDA, Parking Facility Revenue Bonds
	(Royal Charter Properties Inc.-The New York and Pennsylvania Hospital
	Leasehold Project), 5.75%, 12/15/29 (a)	7,965	8,217,968
New York State Dormitory Authority, Hospital Revenue Refunding Bonds
	(New York and Presbyterian Hospital), 5.50%, 8/01/11 (c)(k)	1,000	1,079,410
	New York State Dormitory Authority, Mortgage Revenue Bonds
	(Montefiore Medical Center), 5%, 8/01/33 (b)(e)(k)	1,000	987,220

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York State Dormitory Authority, Non-State Supported
	Debt Revenue Bonds (Presbyterian Hospital of New York),
	5.25%, 2/15/31 (a)(k)	$ 1,500	$ 1,516,215
New York State Dormitory Authority, Non-State Supported Debt Revenue
	Bonds (Presbyterian Hospital of New York), 5%,
	8/15/36 (a)(k)	4,000	3,952,800
New York State Dormitory Authority, Non-State Supported Debt Revenue
	Refunding Bonds (Saint Luke's Roosevelt Hospital),
	4.90%, 8/15/31 (k)	1,000	938,140
New York State Dormitory Authority Revenue Bonds (Gustavus Adolphus
	Child & Family Services, Inc.), Series B, 5.50%, 7/01/18 (c)	2,058	2,083,704
	New York State Dormitory Authority Revenue Bonds (Hudson Valley
	Hospital Center), 5%, 8/15/36 (a)(k)(l)	5,000	5,023,050
	New York State Dormitory Authority Revenue Bonds (New York State
	Rehabilitation Association), Series A, 5.25%, 7/01/19 (m)	1,180	1,173,097
	New York State Dormitory Authority Revenue Bonds (New York State
	Rehabilitation Association), Series A, 5.125%, 7/01/23 (m)	1,000	933,290
	New York State Dormitory Authority Revenue Bonds (Saint Barnabas
	Hospital), 5.45%, 8/01/35 (c)(k)	2,150	2,150,064
	New York State Dormitory Authority, Revenue Refunding Bonds
	(Saint Charles Hospital and Rehabilitation Center), Series A,
	5.625%, 7/01/12 (e)	3,400	3,437,128
			31,492,086
Housing - 4.2%	New York City, New York, City Housing Development Corporation, M/F
	Housing Revenue Bonds, AMT, Series C, 5%, 11/01/26	1,250	1,196,662
	New York City, New York, City Housing Development Corporation, M/F
	Housing Revenue Bonds, AMT, Series C, 5.05%, 11/01/36	2,000	1,734,280
	New York City, New York, City Housing Development Corporation, M/F
	Housing Revenue Bonds, AMT, Series H-1, 4.70%, 11/01/40	1,000	846,570
	New York State, HFA, M/F Housing Revenue Bonds (Saint Philips
	Housing), AMT, Series A, 4.65%, 11/15/38 (n)	1,000	934,640
New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
	AMT, Series 143, 4.90%, 10/01/37	1,000	885,560
New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
	AMT, Series 145, 5.125%, 10/01/37	1,000	932,830
	New York State Mortgage Agency, Homeowner Mortgage Revenue
	Refunding Bonds, AMT, Series 67, 5.70%, 10/01/17 (e)	2,140	2,146,099
	New York State Mortgage Agency, Homeowner Mortgage Revenue
	Refunding Bonds, AMT, Series 133, 4.95%, 10/01/21	1,500	1,503,675
	New York State Mortgage Agency, Homeowner Mortgage Revenue
	Refunding Bonds, AMT, Series 143, 4.85%, 10/01/27 (e)	2,000	1,867,520
	New York State Mortgage Agency, Homeowner Mortgage Revenue
	Refunding Bonds, Series 83, 5.55%, 10/01/27 (e)	2,100	2,103,255
	New York State Mortgage Agency Revenue Refunding Bonds, AMT,
	Series 82, 5.65%, 4/01/30 (e)	1,035	989,977

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Yonkers, New York, IDA, Revenue Bonds (Monastery Manor associates LP
	Project), AMT, 5.25%, 4/01/37 (o)	$ 2,000	$ 1,771,020
			16,912,088
State - 13.2%	New York State Dormitory Authority, Hospital Revenue Refunding Bonds
	(North General Hospital), 5.75%, 2/15/17 (h)	2,000	2,120,180
	New York State Dormitory Authority, Lease Revenue Bonds (Municipal
	Health Facilities Improvement Program), Series 1, 5.50%,
	1/15/14 (a)	1,535	1,638,766
New York State Dormitory Authority, Non-State Supported Debt Revenue
	Bonds (School District Financing Program), Series A,
	5%, 10/01/35 (a)	450	444,127
New York State Dormitory Authority, Non-State Supported Debt Revenue
	Bonds (School District Financing Program), Series C,
	5%, 10/01/37 (a)	2,500	2,458,900
	New York State Dormitory Authority, Non-State Supported Debt,
	Revenue Refunding Bonds (School District Financing Program),
	Series A, 5%, 10/01/35 (a)	5,000	4,934,750
	New York State Dormitory Authority Revenue Bonds (School Districts
	Financing Program), Series D, 5%, 10/01/30 (e)	1,240	1,222,318
	New York State Dormitory Authority Revenue Bonds (School Districts
	Financing Program), Series E, 5.75%, 10/01/30 (e)	6,900	7,053,318
	New York State Dormitory Authority, State Personal Income Tax
	Revenue Bonds (Education), Series A, 5%, 3/15/28	1,500	1,563,615
	New York State Dormitory Authority, State Personal Income Tax
	Revenue Bonds (Education), Series B, 5.75%, 3/15/36	5,000	5,371,350
	New York State Dormitory Authority, State Supported Debt Revenue
	Bonds (Mental Health Facilities), Series B, 5.25%, 2/15/14 (d)	1,550	1,796,388
	New York State Dormitory Authority, State Supported Debt Revenue
	Bonds (Mental Health Services Facilities), AMT, Series C,
	5.40%, 2/15/33 (a)	5,650	5,284,445
	New York State Dormitory Authority, State Supported Debt Revenue
	Bonds (Mental Health Services Facilities), Series B, 5%, 2/15/33 (a)	4,650	4,643,257
	New York State Thruway Authority, Highway and Bridge Trust Fund,
	Second Generation Revenue Bonds, Series B, 5%, 4/01/27	1,000	1,019,750
New York State Thruway Authority, Second General Highway and Bridge
	Trust Fund Revenue Bonds, Series A, 5%, 4/01/26 (c)	8,700	8,932,464
	New York State Urban Development Corporation, Personal Income Tax
	Revenue Bonds, Series C-1, 5%, 3/15/13 (d)(e)	3,000	3,386,880
	New York State Urban Development Corporation, Personal Income Tax
	Revenue Bonds (State Facilities), Series A-1, 5%, 3/15/29 (b)(e)	2,000	2,042,560
			53,913,068
Tobacco - 5.1%	Tobacco Settlement Financing Corporation of New York Revenue Bonds,
	Series A-1, 5.25%, 6/01/20 (c)	5,000	5,114,550
Tobacco Settlement Financing Corporation of New York Revenue Bonds,
	Series A-1, 5.25%, 6/01/21 (c)	13,275	13,520,720

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Tobacco Settlement Financing Corporation of New York Revenue Bonds,
	Series A-1, 5.25%, 6/01/22 (c)	$ 2,000	$ 2,030,040
			20,665,310
Transportation - 23.4%	Metropolitan Transportation Authority, New York, Dedicated Tax Fund
	Revenue Bonds, Series B, 5%, 11/15/34	1,600	1,595,392
	Metropolitan Transportation Authority, New York, Revenue Bonds,
	Series C, 6.50%, 11/15/28	6,015	6,659,688
	Metropolitan Transportation Authority, New York, Revenue Refunding
	Bonds, Series A, 5.25%, 11/15/31 (b)(e)	2,500	2,503,075
	Metropolitan Transportation Authority, New York, Transit Facilities
	Revenue Bonds, Series C, 4.75%, 7/01/12 (a)(d)	2,535	2,794,052
	Metropolitan Transportation Authority, New York, Transportation
	Revenue Refunding Bonds, Series F, 5.25%, 11/15/12 (d)(e)	6,300	7,129,206
	New York State Thruway Authority, General Revenue Bonds,
	Series F, 5%, 1/01/30 (c)	5,000	5,023,950
	New York State Thruway Authority, General Revenue Refunding Bonds,
	Series G, 4.75%, 1/01/29 (a)	1,250	1,223,425
	New York State Thruway Authority, General Revenue Refunding Bonds,
	Series G, 4.75%, 1/01/30 (a)	1,000	965,550
	New York State Thruway Authority, General Revenue Refunding Bonds,
	Series G, 5%, 1/01/32 (a)	8,225	8,158,624
	New York State Thruway Authority, General Revenue Refunding Bonds,
	Series H, 5%, 1/01/37 (a)(b)	8,500	8,300,675
	Port Authority of New York and New Jersey, Consolidated Revenue
	Bonds, AMT, 141st Series, 4.50%, 9/01/35 (m)	1,000	816,820
	Port Authority of New York and New Jersey, Special Obligation
	Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6,
	6.25%, 12/01/11 (e)	3,000	3,062,730
	Port Authority of New York and New Jersey, Special Obligation
	Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6,
	6.25%, 12/01/15 (e)	7,830	7,838,222
	Port Authority of New York and New Jersey, Special Obligation
	Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6,
	5.90%, 12/01/17 (e)	7,000	6,641,320
	Port Authority of New York and New Jersey, Special Obligation
	Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6,
	5.75%, 12/01/22 (e)	26,725	23,901,237
	Triborough Bridge and Tunnel Authority, New York, Subordinate
	Revenue Bonds, 5%, 11/15/28 (c)	2,465	2,507,299
	Triborough Bridge and Tunnel Authority, New York, Subordinate
	Revenue Bonds, Series A, 5.25%, 11/15/30 (e)	6,000	6,107,160
			95,228,425
Utilities - 14.4%	Long Island Power Authority, New York, Electric System Revenue Bonds,
	Series A, 5%, 9/01/29 (c)	3,000	2,980,890

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Long Island Power Authority, New York, Electric System Revenue
	Refunding Bonds, Series A, 6%, 5/01/33 (f)	$ 1,500	$ 1,623,465
	Long Island Power Authority, New York, Electric System Revenue
	Refunding Bonds, Series A, 5.75%, 4/01/39 (f)	1,000	1,064,050
	Long Island Power Authority, New York, Electric System Revenue
	Refunding Bonds, Series B, 5%, 12/01/35 (a)	3,500	3,489,780
	New York City, New York, City Municipal Water Finance Authority,
	Second General Resolution, Water and Sewer System Revenue Bonds,
	Series FF-2, 5.50%, 6/15/40	2,400	2,523,792
	New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System Revenue Bonds, Series A, 5.75%,
	6/15/11 (d)(e)	23,000	25,242,270
	New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System Revenue Bonds, Series A, 4.25%,	2,200	1,916,464
	6/15/39 (a)
	New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	4,000	4,289,720
	New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System, Revenue Refunding Bonds, Series A,
	5.125%, 6/15/34 (e)	1,250	1,256,787
	New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System, Revenue Refunding Bonds, Series A,
	5%, 6/15/35 (c)	3,500	3,504,970
	New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System, Revenue Refunding Bonds, Series C,
	5%, 6/15/35 (e)	1,000	1,001,740
	New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System, Revenue Refunding Bonds, Series F,
	5%, 6/15/29 (a)	500	504,045
	New York State Environmental Facilities Corporation, Water
	Facilities Revenue Bonds (Long Island Water Corp. Project),
	AMT, Series A, 4.90%, 10/01/34 (e)	6,000	4,943,100
	New York State Environmental Facilities Corporation, Water Facilities
	Revenue Refunding Bonds (Spring Valley Water Company), Series B,
	6.15%, 8/01/24 (c)	4,400	4,407,480
			58,748,553
	Total Municipal Bonds in New York		538,049,172
Guam - 1.1%
Transportation - 1.1%	A.B. Won Guam International Airport Authority, General Revenue
	Refunding Bonds, AMT, Series C, 5.25%, 10/01/21 (e)	3,700	3,575,865
	A.B. Won Guam International Airport Authority, General Revenue
	Refunding Bonds, AMT, Series C, 5.25%, 10/01/22 (e)	1,050	1,001,942
	Total Municipal Bonds in Guam		4,577,807
Puerto Rico - 16.1%
Housing - 0.8%	Puerto Rico Housing Financing Authority, Capital Funding Program,
	Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	3,000	3,066,810

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
State - 5.9%	Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7,
	6%, 7/01/27 (e)	$ 2,000	$ 2,008,200
	Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7,
	6%, 7/01/28 (e)	4,000	3,995,240
	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31 (a)	4,000	4,188,640
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special
	Tax Revenue Bonds, CABS, Series A, 4.619%, 7/01/31 (b)(p)	10,280	1,978,078
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special
	Tax Revenue Bonds, CABS, Series A, 4.661%, 7/01/33 (b)(p)	5,500	900,240
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special
	Tax Revenue Bonds, CABS, Series A, 4.661%, 7/01/34 (c)(p)	9,300	1,405,230
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special
	Tax Revenue Bonds, CABS, Series A, 4.67%, 7/01/37 (c)(p)	2,200	265,474
Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series
	A, 5.50%, 7/01/20 (e)	1,970	1,964,228
	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax
	Revenue Bonds, Series A, 5%, 7/01/31 (c)	3,270	2,745,950
	Puerto Rico Municipal Finance Agency, GO, Series A, 5%, 8/01/30 (a)	2,000	1,971,600
	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series M-3, 6%, 7/01/28 (e)(q)	2,500	2,497,025
			23,919,905
Transportation - 6.6%	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Bonds, Series Y, 6.25%, 7/01/21 (a)	5,025	5,479,511
	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Refunding Bonds, Series CC, 5.25%, 7/01/33 (a)	1,000	991,850
	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Refunding Bonds, Series CC, 5.25%, 7/01/34 (a)	870	858,020
	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Refunding Bonds, Series CC, 5.25%, 7/01/36 (a)	3,750	3,675,450
	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Bonds, 5.25%, 7/01/17 (b)	4,800	4,723,776
	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Refunding Bonds, Series D, 5.75%,
	7/01/12 (d)	10,000	11,187,900
			26,916,507
Utilities - 2.8%	Puerto Rico Commonwealth Aqueduct and Sewer Authority,
	Senior Lien Revenue Bonds, Series A, 5.125%, 7/01/47 (f)	9,950	9,409,914
	Puerto Rico Electric Power Authority, Power Revenue Bonds,
	Series NN, 5.125%, 7/01/13 (d)	940	1,071,835
	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,
	Series VV, 5.25%, 7/01/30 (b)(e)	1,000	960,530
			11,442,279
	Total Municipal Bonds in Puerto Rico		65,345,501
	Total Municipal Bonds - 149.2%		607,972,480

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds Transferred to Tender Option Bond Trusts (r)	(000)	Value
New York - 21.8%
County/City/Special	Erie County, New York, IDA, School Facility Revenue Bonds
District/School	(City of Buffalo Project), 5.75%, 5/01/24 (a)	$ 4,152	$ 4,204,939
District - 4.5%	New York City, New York, GO, Series J, 5%, 5/15/23	6,800	6,946,200
	New York City, New York, Sales Tax Asset Receivable Corporation
	Revenue Bonds, Series A, 5%, 10/15/32 (c)	7,000	7,283,710
			18,434,849
Education - 1.4%	New York State Dormitory Authority, Non-State Supported Debt
	Revenue Bonds (New York University), Series A, 5%, 7/01/38	5,498	5,489,798
Transportation - 15.9%	Metropolitan Transportation Authority, New York, Dedicated Tax
	Fund Revenue Bonds, Series A, 5%, 11/15/31 (e)	7,002	7,036,393
	Metropolitan Transportation Authority, New York, Revenue
	Refunding Bonds, Series A, 5%, 11/15/30 (a)	5,010	5,047,826
	Metropolitan Transportation Authority, New York, Revenue
	Refunding Bonds, Series A, 5.75%, 11/15/32 (a)	29,000	29,738,340
	Port Authority of New York and New Jersey, Consolidated Revenue
	Bonds, AMT, 137th Series, 5.125%, 7/15/30 (a)	2,500	2,377,250
	Triborough Bridge and Tunnel Authority, New York, Revenue
	Refunding Bonds, 5.25%, 11/15/23 (e)	12,000	12,418,920
	Triborough Bridge and Tunnel Authority, New York, Revenue
	Refunding Bonds, 5%, 11/15/32 (e)	8,309	8,355,838
			64,974,567
	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 21.8%		88,899,214
	Total Long-Term Investments (Cost - $719,177,764) - 171.0%		696,871,694
	Short-Term Securities
New York - 0.1%	New York City, New York, GO, VRDN, Sub-Series A-6,
	0.20%, 6/01/09 (a)(s)	375	375,000
		Shares
Money Market	CMA New York Municipal Money Fund, 0.04% (t)(u)	2,548,441	2,548,441
Fund - 0.6%
	Total Short-Term Securities (Cost - $2,923,441) - 0.7%		2,923,441
	Total Investments (Cost - $722,101,205*) - 171.7%		699,795,135
	Other Assets Less Liabilities - 2.1%		8,740,932
	Liability for Trust Certificates, Including Interest Expense
	and Fees Payable - (11.8)%		(48,057,288)
	Preferred Shares, at Redemption Value - (62.0)%		(252,899,389)
	Net Assets Applicable to Common Shares - 100.0%		$ 407,579,390

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 675,519,089
Gross unrealized appreciation	$ 13,264,251
Gross unrealized depreciation	(36,976,287)
Net unrealized depreciation	$ (23,712,036)

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)

(a) FSA Insured.
(b) FGIC Insured.
(c) AMBAC Insured.
(d) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e) NPFGC Insured.
(f) Assured Guaranty Insured.
(g) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(h) XL Capital Insured.
(i) Radian Insured.
(j) ACA Insured.
(k) FHA Insured.
(l) BHAC Insured.
(m) CIFG Insured.
(n) FNMA Collateralized.
(o) SONYMA Insured.
(p) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(q) Commonwealth Guaranteed.
(r) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(s) Security may have a maturity of more than one year at the time of issuance but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(t) Investments in companies considered to be an affiliate of the Fund, for purposes of Section
2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA New York Municipal Money Fund	(921,032)	$ 83,047

(u) Represents the current yield as of report date.

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)

• Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of
Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the
Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 2,548,441
Level 2	697,246,694
Level 3	-
Total	$ 699,795,135

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Insured Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniHoldings New York Insured Fund, Inc.

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Insured Fund, Inc.

Date: July 15, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New York Insured Fund, Inc.

Date: July 15, 2009